Derivatives - Cash Flow Hedge Balances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Hedge Balances
Reported in Equity	[1]	€ 25	€ 28	€ 198
thereof relates to terminated programs		0	0	0
Gains (losses) posted to equity for the year ended		(3)	(34)	62
Gains (losses) removed from equity for the year ended		0	136	2
Ineffectiveness recorded within P&L		€ 0	€ 0	€ (17)

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.